Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue
Revenue

Note 3. Revenue

Disaggregation of Revenues

The Company disaggregates its revenue from contracts with customers by geographic region based on the shipping location of the customer, type of good or service and timing of transfer of goods or services to customers (point-in-time or over time), as it believes it best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors.

Total revenue based on the disaggregation criteria described above is as follows (dollar in thousands):

	Three Months Ended March 31,
	2021		2020
		% of		% of
	Revenue	Revenue	Revenue	Revenue
Revenue by geography:
North America	$5,044	28%	$9,253	54%
Asia Pacific	9,506	54%	5,624	33%
Europe, Middle East and Africa	3,176	18%	2,154	13%
Total	$17,726	100%	$17,031	100%
Revenue by products and services:
Products	$10,593	60%	$16,422	96%
License and services	7,133	40%	609	4%
Total	$17,726	100%	$17,031	100%
Revenue by timing of recognition:
Goods transferred at a point in time	$16,670	94%	$16,724	98%
Goods and services transferred over time	1,056	6%	307	2%
Total	$17,726	100%	$17,031	100%

In June 2020, the Company entered into a patent cross-license agreement related to its litigation settlement with a customer in Asia Pacific. Under the terms of the arrangement, the customer agreed to make a one-time license payment upon settlement, will make annual fixed royalty payments through 2023, and thereafter, will make product sales royalty payments through February 2030. In September 2020, Velodyne entered into another patent cross-license agreement related to its litigation with a different customer in Asia Pacific. The Company recorded license revenue of $6.4 million related to these patent cross-license agreements for the three months ended March 31, 2021. As of March 31, 2021 and December 31, 2020, the Company recorded $3.6 million and $3.4 million, respectively, in current deferred revenue, and $13.9 million and $13.7 million, respectively, in long-term deferred revenue associated with the rights granted as part of these patent cross-license agreements to receive future patents as they represent stand ready obligations. As of March 31, 2021 and December 31, 2020, the Company also recorded $13.7 million and $11.3 million, respectively, of contract assets related to these patent cross-license agreements.

Contract Assets and Contract Liabilities

Contract assets primarily relates to unbilled accounts receivable. Unbilled amounts arise when the timing of billing differs from the timing of revenue recognized, such as when revenue recognized on the guaranteed minimums at the inception of the contract when there is not yet a right to invoice in accordance with contract terms. Unbilled amounts are recorded as a contract asset when the revenue associated with the contract is recognized prior to billing and reclassified to accounts receivable when billed in accordance with the terms of the contract.

Contract liabilities consist of deferred revenue, customer advanced payments and customer deposits. Deferred revenue includes billings in excess of revenue recognized related to product sales, licenses, extended warranty and other services revenue, and is recognized as revenue when the Company performs under the contract. The long-term portion of deferred revenue, mostly related to obligations under license arrangements and extended warranty, is classified as non-current contract liabilities and is included in other long-term liabilities in the Company’s consolidated balance sheets. Customer advanced payments represent required customer payments in advance of product shipments according to customer’s payment term. Customer advance payments are recognized as revenue when control of the performance obligation is transferred to the customer. Customer deposits represent consideration received from a customer which can be applied to future product or service purchases, or refunded.

Contract assets and contract liabilities consisted of the following as of March 31, 2021 and December 31, 2020 (in thousands):

	March 31,	December 31,
	2021	2020
Contract assets, current
Unbilled accounts receivable	$3,313	$2,813
Contract assets, long-term
Unbilled accounts receivable	10,378	8,440
Total contract assets	$13,691	$11,253
Contract liabilities, current
Deferred revenue, current	$8,904	$7,143
Customer advance payment	484	180
Customer deposit	—	—
Total	9,388	7,323
Contract liabilities, long-term
Deferred revenue, long-term	14,560	14,732
Total contract liabilities	$23,948	$22,055

The following table shows the significant changes in contract assets and contract liabilities balances (in thousands):

	Three Months Ended March 31,
	2021	2020
Contract assets:
Beginning balance	$11,253	$—
Transferred to receivables from contract assets recognized at the beginning of the period	(2,813)	—
Increase due to unbilled and recognized as revenue in excess of billings during the period, net of amounts transferred to receivables	5,251	—
Ending balance	$13,691	$—
Contract liabilities:
Beginning balance	$22,055	$19,164
Revenue recognized that was included in the contract liabilities beginning balance	(1,434)	(561)
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period	3,327	412
Customer deposits reclassified to refund liabilities	—	(6,083)
Ending balance	$23,948	$12,932

During the three months ended March 31, 2020, the Company reclassified customer deposit of $6.1 million to refund liabilities and refunded the entire amount to a customer.

Note 3.   Revenue

Disaggregation of Revenues

The Company disaggregates its revenue from contracts with customers by geographic region based on the shipping location of the customer, type of good or service and timing of transfer of goods or services to customers (point-in-time or over time), as it believes it best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors.

Total revenue based on the disaggregation criteria described above is as follows (dollar in thousands):

	Year Ended December 31,
	2020		2019		2018
		% of		% of		% of
	Revenue	Revenue	Revenue	Revenue	Revenue	Revenue
Revenue by geography:
North America	$41,228	43%	$49,634	49%	$84,541	59%
Asia Pacific	39,310	41%	28,791	28%	39,770	28%
Europe, Middle East and Africa	14,824	16%	22,973	23%	18,635	13%
Total	$95,362	100%	$101,398	100%	$142,946	100%
Revenue by products and services:
Products	$68,355	72%	$81,424	80%	$132,933	93%
License and services	27,007	28%	19,974	20%	10,013	7%
Total	$95,362	100%	$101,398	100%	$142,946	100%
Revenue by timing of recognition:
Goods transferred at a point in time	$92,550	97%	$92,890	92%	$139,852	98%
Goods and services transferred over time	2,812	3%	8,508	8%	3,094	2%
Total	$95,362	100%	$101,398	100%	$142,946	100%

In June 2020, the Company entered into a patent cross-license agreement related to its litigation settlement with a customer in Asia Pacific. Under the terms of the arrangement, the customer agreed to make a one-time license payment upon settlement, will make annual fixed royalty payments through 2022, and thereafter, will make product sales royalty payments through February 2030. During 2020, the Company recognized license revenue of $19.7 million related to this agreement, representing 21% of total revenue for 2020. In September 2020, Velodyne entered into another patent cross-license agreement related to its litigation with a different customer in Asia Pacific. As of December 31, 2020, the Company recorded $3.4 million and $13.7 million, respectively, in current and long-term deferred revenue associated with the rights granted as part of these patent cross-license agreements to receive future patents as they represent stand ready obligations. As of December 31, 2020, the Company also recorded $11.3 million of contract assets related to these patent cross-license agreements. Products revenue for 2020 included a $11.1 million one-time stocking fee from a customer in North America.

Contract Assets and Contract Liabilities

Contract assets primarily relates to unbilled accounts receivable. Unbilled amounts arise when the timing of billing differs from the timing of revenue recognized, such as when revenue recognized on the guaranteed minimums at the inception of the contract when there is not yet a right to invoice in accordance with contract terms. Unbilled amounts are recorded as a contract asset when the revenue associated with the contract is recognized prior to billing and reclassified to accounts receivable when billed in accordance with the terms of the contract.

Contract liabilities consist of deferred revenue, customer advanced payments and customer deposits. Deferred revenue includes billings in excess of revenue recognized related to product sales, licenses, extended warranty and other services revenue, and is recognized as revenue when the Company performs under the contract. The long-term portion of deferred revenue, mostly related to obligations under license arrangements and extended warranty, is classified as non-current contract liabilities and is included in other long-term liabilities in the Company’s consolidated balance sheets. Customer advanced payments represent required customer payments in advance of product shipments according to customer’s payment term. Customer advance payments are recognized as revenue when control of the performance obligation is transferred to the customer. Customer deposits represent consideration received from a customer which can be applied to future product or service purchases, or refunded.

Contract assets and contract liabilities consisted of the following as of December 31, 2020 and December 31, 2019 (in thousands):

	December 31,
	2020	2019
Contract assets, current
Unbilled accounts receivable	$2,813	$—
Contract assets, long-term
Unbilled accounts receivable	8,440	—
Total contract assets	$11,253	$—

Contract liabilities, current
Deferred revenue, current	$7,143	$926
Customer advance payment	180	11,252
Customer deposit	—	6,083
Total	7,323	18,261
Contract liabilities, long-term
Deferred revenue, long-term	14,732	903
Total contract liabilities	$22,055	$19,164

The following table shows the significant changes in contract assets and contract liabilities balances (in thousands):

	Year Ended December 31,
	2020	2019	2018
Contract assets:
Beginning balance	$—	$—	$—
Increase due to unbilled and recognized as revenue in excess of billings during the period, net of amounts transferred to receivables	11,253	—	—
Ending balance	$11,253	$—	$—
Contract liabilities:
Beginning balance	$19,164	$20,911	$16,835
Impact of ASC 606 adoption	—	—	(256)
Revenue recognized that was included in the contract liabilities beginning balance	(12,182)	(3,149)	(7,393)
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period	21,156	1,402	11,725
Customer deposits reclassified to refund liabilities	(6,083)	—	—
Ending balance	$22,055	$19,164	$20,911

During 2020, the Company reclassified customer deposit of $6.1 million to refund liabilities and refunded the entire amount to a customer.